Statements of Changes in Shareholders' Equity - USD ($)		Number of Shares issued	Share capital	Accumulated deficit	Additional paid in capital	Total
Balance at Dec. 31, 2018				$ (2,491,370)		$ (2,491,370)
Balance (in Shares) at Dec. 31, 2018		309
Changes during the year ended December 31, 2019:
Net loss				(548,244)		(548,244)
Balance at Dec. 31, 2019				(3,039,614)		(3,039,614)
Balance (in Shares) at Dec. 31, 2019		309
Changes during the year ended December 31, 2019:
Conversion of shareholders’ loans to shareholders’ equity					$ 1,078,808	1,078,808
Conversion of shareholders’ loans to shareholders’ equity (in Shares)		3,084,691
Net loss				(640,343)		(640,343)
Balance at Dec. 31, 2020				(3,679,957)	1,078,808	(2,601,149)
Balance (in Shares) at Dec. 31, 2020		3,085,000
Changes during the year ended December 31, 2019:
Issuance of Capital	[1]	$ 489,812			1,045,793	1,045,793
Net loss				(824,224)		(824,224)
Balance at Dec. 31, 2021		$ 489,812		$ (4,504,181)	$ 2,124,601	$ (2,379,580)
Balance (in Shares) at Dec. 31, 2021		3,085,000

[1]	See note 11.